Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
2013	¥ 18,660
2014	15,742
2015	14,458
2016	9,666
2017	1,732
Thereafter	8,545
Total	¥ 68,803